Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed. Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Unearned Revenue	$ 41,520	$ 18,320
Less current portion	(11,893)	(10,387)
Non-current portion	29,627	7,933
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	7,236	5,286
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	$ 34,284	$ 13,034